Share-Based Payments (Tables)	12 Months Ended
Apr. 30, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted average Black-Scholes assumptions for stock options granted
The fair value of each stock option is estimated on the date of grant using a Black-Scholes option-pricing model with the following weighted-average assumptions for stock options granted in 2016:

2016
Expected volatility (%)	20.7%
Dividend Yield (%)	2.3%
Risk-free interest rate (%)	1.9%
Expected life of stock option (years)	5.9

Summary of the Company's stock option activity and related information
The following table is a summary of our stock option activity.

	Number of Stock Options	Weighted-Average Exercise Price
Outstanding at May 1, 2017	915,000	$113.07
Exercised	35,002	111.86
Cancelled	56,666	111.86
Outstanding at April 30, 2018	823,332	$113.20
Exercisable at April 30, 2018	270,006	$113.22

Summary of restricted shares, deferred shares, deferred stock units, and performance units
The following table is a summary of our restricted shares, deferred stock units, and performance units.

	Restricted Shares and Deferred Stock Units	Weighted- Average Grant Date Fair Value	Performance Units	Weighted- Average Conversion Date Fair Value
Outstanding at May 1, 2017	573,405	$115.88	73,701	$126.80
Granted	136,127	126.80	84,051	103.86
Converted	73,701	126.80	(73,701)	126.80
Vested	(161,581)	106.04	—	—
Forfeited	(79,294)	120.27	—	—
Outstanding at April 30, 2018	542,358	$122.39	84,051	$103.86

Weighted-average grant date fair values of the equity awards
The following table summarizes the weighted-average fair values of the equity awards granted.

Year Ended April 30,	Restricted Shares and Deferred Stock Units	Weighted- Average Grant Date Fair Value	Performance Units	Weighted- Average Conversion Date Fair Value
2018	136,127	$126.80	84,051	$103.86
2017	180,997	133.92	73,701	126.80
2016	97,922	113.57	121,936	132.46